Financial Instruments - Summary of Fair Value Hierarchy for Risk Management Assets and Liabilities Carried at Fair Value (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Levels Of Fair Value Hierarchy [Line Items]
Fair Value of Risk Management Assets and Liabilities	$ 3	$ 160	$ (986)
Level 2 of Fair Value Hierarchy [Member]
Disclosure Of Levels Of Fair Value Hierarchy [Line Items]
Fair Value of Risk Management Assets and Liabilities	$ 3	$ 160